Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases with Non Cancelable Terms

Future minimum lease payments at December 31, 2013, under operating leases with non-cancelable terms are as follows:

Year Ended December 31,
(Dollars in Thousands)
2014	13,979
2015	9,488
2016	7,592
2017	7,114
2018	5,944
Thereafter	7,988

Total	$52,105